Long-term Investments: Summarized unaudited information on equity method investees, Income data (Tables)	12 Months Ended
Dec. 31, 2011
Summarized unaudited information on equity method investees, Income data:
Summarized unaudited information on equity method investees, Income data
Income data	2011 (unaudited)	2010 (unaudited)	2009 (unaudited)
Revenues and other income	43,255	33,767	98,547
Operating income	5,074	2,906	7,824
Net income	3,146	1,894	3,572